Goodwill - Summary of Goodwill (Details) - Goodwill - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Changes in goodwill [abstract]
Beginning balance	£ 56,995	£ 36,760
Acquired through business combinations	73,768	20,463
Acquired through business combinations, measurement period adjustment		110
Effect of foreign exchange translations	(6,346)	(338)
Ending balance	£ 124,417	£ 56,995